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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if amendment [X]; Amendment Number 4
This Amendment (Check only one): [_] is a restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward D. Jones & Co., L.P.
Address:     12555 Manchester Road
             St. Louis, MO 63131

Form 13F File Number: 28-14284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Arthur V. Russell
Title:       Principal, Investment Advisory
Phone:       314-515-5391

Signature, Place and Date of Signing:

Arthur V. Russell         St. Louis, MO             03/11/2011
[Signature]               [City, State]             [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  327,141
                                         (thousands)

List of the Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

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                          FORM 13F INFORMATION TABLE

                                    TITLE OF            VALUE    SHRS OR           PUT / INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS   CUSIP     (X$1000)  PRN AMT  SH / PRN CALL  DISCRETION MANAGER SOLE SHARED   NONE
--------------                      -------- --------- -------- --------- -------- ----- ---------- ------- ---- ------ ---------
iShares Barclays Aggregate Bond       ETF    464287226 327,141  3,093,530    SH             Sole                        3,093,530